Summary of Performance Based Stock Unit Activity (Detail) - Performance Shares - $ / shares shares in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016		May 02, 2015
Number of Shares
Beginning Balance	151
Granted	507	110
Vested	0	0		0
Forfeited	(238)	(17)
Adjustment due to the Spin-Off of B&N Education		58
Ending Balance	420	151
Weighted Average Grant Date Fair Value, Per Share
Beginning Balance	$ 18.41	$ 0.00		$ 0.00
Granted	12.48	28.08	[1]	0.00
Vested	0.00	0.00	[1]	0.00
Forfeited	13.55	18.46	[1]	0.00
Adjustment due to the Spin-Off of B&N Education		0
Ending Balance	$ 14.00	$ 18.41		$ 0.00

[1]	Weighted average grant date fair value is calculated using the grant price prior to the Spin-Off and after the Spin-Off.